UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,354)	$ (6,398)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation	200	73
Capital loss (gain)	(19)	7
Share based compensation	756	1,838
Revaluation of financial liability at fair value	(550)	(689)
Prepayments of lease liabilities	(10)	(17)
Increase in account receivables	(573)	0
Decrease in right of use assets	79	86
Decrease (increase) in other current assets	(174)	174
Increase in trade accounts payable	359	16
Increase in other accounts payable	2,071	111
Decrease in deferred revenue	(177)	0
Financial expenses due to contingent consideration liability at fair value	40	0
Decrease (increase) in inventory	443	(267)
Unrealized foreign exchange (gain) loss	17	(21)
Net cash used in operating activities	(3,892)	(5,087)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(86)	(101)
Business combination of AME and Fabrica Product Lines	(2,000)	0
Sale of property, plant and equipment	61	0
Change in deposits, net	0	668
Net cash provided by (used in) investing activities	(2,025)	567
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares, pre-funded warrants and ordinary warrants, net	13,415	0
Issuance of ordinary shares pursuant to an at-the-market facility, net	0	1,511
Exercise of warrants and pre-funded warrants, net	34	0
Exercise of options	39	8
Net cash provided by financing activities	13,488	1,519

Effect of exchange rate changes on cash and cash equivalents	(17)	21
Net increase (decrease) in cash and cash equivalents and restricted cash	7,571	(3,001)
Cash, cash equivalents and restricted cash at the beginning of the period	3,257	5,201	$ 5,201
Cash, cash equivalents and restricted cash at the end of the period	10,811	2,221	3,257
Cash and cash equivalents	10,666	2,126	$ 3,159
Restricted Cash	145	95
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	10,811	2,221
Accrued issuance expenses	(6)	0
Reclassification of private warrants from liability to equity following change of terms	385	0
Issuance of ordinary shares- commitment fee	147	0
Interest paid	108	$ 32
AME AND FABRICA PRODUCT LINES [Member]

Right of use assets, net	1,482
Inventory	2,520
Fixed assets	2,251
Accounts Receivable	252
Lease liabilities	(1,482)
Deferred Revenue	(1,377)
Royalty-bearing grant liability	(690)
Contingent consideration liability	(956)
Total cash paid	$ 2,000